Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
10.
Cash and cash equivalents

	2022	2023

Cash on hand	179,766	259,639
Current accounts with other banks	196,194	274,534
Short-term deposits with other banks	229,389	216,217
Reverse repurchase agreements	10,011	70,076

Total cash and cash equivalents	615,360	820,466

Cash on hand includes cash balances with ATMs and cash in transit.

As at 31 December 2022 and 2023, current accounts and short-term deposits with the National Bank of the Republic of Kazakhstan ("NBRK") are KZT 220,109 million and KZT 90,098 million, respectively.

As at 31 December 2022 and 2023, the fair value of collateral of reverse repurchase agreements classified as cash and cash equivalents are KZT 10,022 million and KZT 70,160 million, respectively.